Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Increase (Decrease) in other non-current liabilities	€ (221)
Non-current contract liabilities	226	[1]	€ 237	€ 249
Current contract liabilities	1,303	[1]	€ 1,150	€ 1,163
Increase (Decrease) in current contract liabilities through operational activities	(140)
Revenue that was included in contract liability balance at beginning of period	€ 1,163

[1]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.